Equity - Schedule of Changes in Revaluation Reserve Property in Own Use (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of equity [Line Items]
Opening balance		€ 5,897	€ 5,759
Unrealised revaluations	[1]	1,073	(191)
Changes in composition of the group and other changes		1
Closing balance		4,362	5,897	€ 5,759
Revaluation reserve property [member]
Disclosure of equity [Line Items]
Opening balance		204	326	306
Unrealised revaluations		25	5	38
Impact of deconsolidation of NN Group				(9)
Impact of partial divestment of NN Group				(3)
Changes in composition of the group and other changes		(26)	(127)	(6)
Closing balance		€ 203	€ 204	€ 326

[1]	Changes in unrealised revaluations include changes on hedged items which are recognised in the statement of profit or loss